UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 November 2021

Nuveen Municipal Closed-End Funds

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences." Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders

Dear Shareholders,

In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.

As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.

Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices

For Shareholders of

Nuveen Intermediate Duration Municipal Term Fund (NID) Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

Portfolio Manager Commentaries in Semiannual Reports

Beginning with this semiannual shareholder report, the Fund will include portfolio manager commentary only in its annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ May 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest a Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage had a positive impact on the total return performance of the Funds over the reporting period.

As of November 30, 2021, the Funds’ percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	35.63%	33.37%
Regulatory Leverage*	19.94%	21.99%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2021, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NID	$175,000,000	$ —	$175,000,000
NIQ	$ 55,000,000	$ —	$ 55,000,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of November 30, 2021. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Month Distributions (Ex-Dividend Date)	NID	NIQ
June 2021	$0.0440	$0.0425
July	0.0465	0.0425
August	0.0465	0.0425
September	0.0465	0.0425
October	0.0465	0.0425
November 2021	0.0465	0.0425
Total Distributions from Net Investment Income	$0.2765	$0.2550
Yields
Market Yield*	3.73%	3.46%
Taxable-Equivalent Yield*	6.25%	5.79%

*	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of November 30, 2021, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	0	0
Common shares authorized for repurchase	4,690,000	1,305,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of November 30, 2021, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NID	NIQ
Common share NAV	$14.98	$14.90
Common share price	$14.94	$14.76
Premium/(Discount) to NAV	(0.27)%	(0.94)%
Average premium/(discount) to NAV	(0.55)%	(0.65)%

NID	Nuveen Intermediate Duration Municipal
Term Fund
Performance Overview and Holding Summaries as of
November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
NID at Common Share NAV	3.46%	10.45%	6.74%	4.93%
NID at Common Share Price	5.40%	12.76%	7.46%	4.62%
S&P Intermediate Duration Municipal Yield Index[1]	1.29%	5.24%	5.25%	4.27%

Since inception returns are from 12/05/12. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	120.6%
Common Stocks	6.8%
Other Assets Less Liabilities	2.5%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	129.9%
Floating Rate Obligations	(5.0)%
AMTP Shares, net of deferred
offering costs	(24.9)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	6.6%
AAA	0.3%
AA	21.0%
A	11.9%
BBB	24.6%
BB or Lower	15.0%
N/R (not rated)	16.1%
N/A (not applicable)	4.5%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	24.0%
Transportation	15.4%
Utilities	12.4%
Health Care	12.3%
Tax Obligation/General	11.2%
Consumer Staples	7.2%
Education and Civic Organizations	4.3%
Other	13.2%
Total	100%

States and Territories
(as a % of total municipal bonds)
Illinois	13.4%
New York	10.6%
California	9.5%
New Jersey	9.4%
Florida	8.7%
Puerto Rico	5.0%
Pennsylvania	4.5%
Texas	3.3%
Ohio	3.0%
Michigan	2.8%
Colorado	2.8%
Guam	2.4%
Wisconsin	2.3%
Washington	2.1%
Tennessee	1.9%
Other[1]	18.3%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Performance Overview and Holding Summaries as of
November 30, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2021

	Cumulative		Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NIQ at Common Share NAV	1.31%	4.45%	5.58%	4.01%
NIQ at Common Share Price	1.31%	4.99%	7.13%	3.59%
S&P Municipal Bond Intermediate Index[1]	0.44%	1.49%	4.03%	3.15%

Since inception returns are from 2/07/13. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

1 For purposes of Fund performance, relative results are measured against this benchmark/index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	124.1%
Common Stocks	2.5%
Other Assets Less Liabilities	1.6%
Net Assets Plus AMTP Shares,
net of deferred offering costs	128.2%
AMTP Shares, net of deferred
offering costs	(28.2)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.1%
AAA	0.4%
AA	29.8%
A	31.2%
BBB	20.0%
BB or Lower	2.6%
N/R (not rated)	4.2%
N/A (not applicable)	1.7%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	28.0%
Tax Obligation/Limited	16.0%
Transportation	15.0%
Health Care	13.6%
Tax Obligation/General	8.7%
Education and Civic Organizations	8.2%
Other	10.5%
Total	100%

States and Territories
(as a % of total municipal bonds)
Colorado	13.2%
Illinois	8.8%
California	8.7%
New York	7.8%
Tennessee	7.2%
Michigan	6.1%
Florida	4.6%
Texas	4.4%
New Jersey	3.0%
Kentucky	2.8%
Arizona	2.5%
Maine	2.2%
South Carolina	2.1%
Pennsylvania	2.1%
Nevada	2.0%
Ohio	1.9%
Georgia	1.7%
Other[1]	18.9%
Total	100%

1 See Portfolio of Investments for details on “other” States and Territories.

NID	Nuveen Intermediate Duration Municipal
Term Fund
Portfolio of Investments
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 120.6% (94.7% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$ 755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	B	$ 898,903
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
	Arizona – 1.0% (0.8% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	AA– (4)	2,015,780
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27 (Pre-refunded 2/01/22)
680	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special	7/25 at 100.00	N/R	719,229
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A
455	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds,	No Opt. Call	BB+	473,228
	Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013,
	5.000%, 7/01/23
2,000	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue	7/29 at 100.00	A3	2,494,540
	Bonds, Series 2019A, 5.000%, 7/01/32
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	BB+	311,277
	Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	1,028,880
	Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34
6,425	Total Arizona			7,042,934
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	2,945,145
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 11.5% (9.0% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	AA	2,085,024
	Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	5,249,318
	Tender Option Bond Trust 2016-XG0089, Formerly Tender Option Bond Trust 3306, 27.157%,
	8/01/30, 144A (IF) (5)
3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	3,824,145
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	A–	474,208
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/40
10	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series	No Opt. Call	BBB+	11,172
	2019-2, 4.000%, 3/20/33
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,289,428
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,322,651
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds,	1/23 at 100.00	BBB	1,037,130
	Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45
	(AMT), 144A
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	566,115
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,825,250
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,820,450
1,713	5.500%, 12/01/54	12/24 at 100.00	BB	1,942,611
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	2,705,237
	Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,765	California Statewide Community Development Authority, Certificates of Participation,	1/28 at 100.00	BBB+	$ 3,125,141
	Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	N/R	5,019,250
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	A–	5,840,400
	Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	3,415,980
	Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,464,260
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,986,067
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,451,843
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB–	4,628,783
1,415	5.000%, 6/01/35	6/28 at 100.00	BB+	1,709,617
1,665	3.500%, 6/01/36	6/22 at 100.00	BB	1,682,083
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	12/21 at 100.00	A	100,413
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds,	9/25 at 100.00	N/R	2,601,203
	Refunding Series 2015, 5.000%, 9/01/35
4,100	Natomas Unified School District, Sacramento County, California, General Obligation	8/26 at 100.00	AA	4,284,131
	Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (5)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community	9/22 at 100.00	N/R	718,592
	Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B,
	5.000%, 9/01/29
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation	10/24 at 100.00	AA	2,209,610
	Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook,	9/24 at 100.00	N/R	549,035
	Series 2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds,	No Opt. Call	AA	2,746,897
	Series 2005A, 5.750%, 10/01/24 – AGM Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,565,595
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,565,415
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
69,223	Total California			80,817,054
	Colorado – 3.4% (2.7% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A–	860,618
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A–	286,530
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue	6/23 at 100.00	A+	681,230
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29
25	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	25,484
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA+	3,710,469
	2015-XF0223, 14.221%, 11/15/30, 144A (IF) (5)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
100	22.333%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	172,384
300	22.333%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	574,809
430	22.282%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	899,508
725	22.333%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,635,665
200	22.333%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	481,734

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	No Opt. Call	Baa2	$ 2,380,700
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds,	No Opt. Call	N/R	1,000,000
	Refunding Series 2013, 5.000%, 12/01/21, 144A
205	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series	No Opt. Call	N/R	205,000
	2016, 3.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds,	12/22 at 100.00	AA–	3,294,805
	Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue
	Bonds, Convertible Capital Appreciation Series 2021A-2:
1,500	0.000%, 12/01/31, 144A	9/26 at 97.87	N/R	1,160,460
7,370	0.000%, 12/01/36, 144A	9/26 at 97.58	N/R	5,617,856
1,130	0.000%, 12/01/41, 144A	9/26 at 97.43	N/R	854,495
23,050	Total Colorado			23,841,747
	Connecticut – 0.1% (0.1% of Total Investments)
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/22 at 100.00	BBB+	924,633
	Hospital, Series 2012J, 5.000%, 7/01/37
	District of Columbia – 0.5% (0.4% of Total Investments)
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series	7/29 at 100.00	BBB	970,912
	2019, 5.000%, 7/01/39
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A,	7/24 at 103.00	N/R	376,218
	4.125%, 7/01/27
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option
	Bond Trust 2016-XF2341:
745	21.729%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	759,982
785	21.649%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	800,370
520	21.729%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	530,260
3,205	Total District of Columbia			3,437,742
	Florida – 10.5% (8.2% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	161,937
	Project, Series 2013A, 5.000%, 11/15/23
520	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	557,019
	Series 2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care	7/25 at 100.00	N/R	7,773,192
	Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
1,570	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	12/21 at 100.00	Baa3	1,576,154
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
345	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	357,189
	University, Refunding Series 2013A, 4.500%, 6/01/23
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue
	Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,500	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,810,250
5,675	4.000%, 8/15/45 (UB) (5)	2/30 at 100.00	BBB+	6,379,268
7,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	8,180,925
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49
	(AMT), 144A
7,865	Florida Development Finance Corporation, Florida, Surface Transportation Facility	12/21 at 103.00	N/R	8,020,176
	Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT)
	(Mandatory Put 1/01/24), 144A
175	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	180,698
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lake Powell Residential Golf Community Development District, Bay County, Florida,
	Special Assessment Revenue Refunding Bonds, Series 2012:
$ 175	5.250%, 11/01/22	No Opt. Call	N/R	$ 180,801
1,230	5.750%, 11/01/32	11/23 at 100.00	N/R	1,298,302
1,295	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	12/21 at 100.00	BB–	1,297,784
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0099:
700	21.770%, 7/01/22, 144A (IF) (5)	No Opt. Call	A	795,074
820	21.770%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A	929,396
1,115	21.770%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A	1,270,085
800	21.770%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A	911,272
185	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	187,644
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
330	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	No Opt. Call	N/R	338,078
	Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Capital Appreciation Series 2019A-2:
1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	853,395
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	1,091,720
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	1,046,780
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	482,930
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,857,880
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	N/R (4)	568,850
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	11/22 at 100.00	BBB+	925,686
	Center, Series 2013A, 5.000%, 11/01/33
365	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	420,217
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
2,325	Saint Johns County Industrial Development Authority, Florida, First Mortgage Revenue	8/25 at 103.00	A–	2,617,811
	Bonds, Presbyterian Retirement Communities Obligated Group Project, Series 2020A,
	4.000%, 8/01/55
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds,	5/27 at 100.00	BBB	2,903,338
	Refunding Series 2017, 4.000%, 5/01/31
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue	5/22 at 100.00	BBB	1,765,172
	Bonds, Refunding Series 2012, 5.000%, 5/01/26
655	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	672,515
	Refunding Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,233,120
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,597,549
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,724,330
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,547,476
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option
	Bond Trust 2016-XG0097:
400	22.678%, 7/01/27 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	455,944
290	22.678%, 7/01/28 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	330,559
1,000	17.645%, 7/01/29 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,110,870
1,000	17.645%, 7/01/30 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,110,870
1,000	22.678%, 7/01/31 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,139,860
535	Venetian Community Development District, Sarasota County, Florida, Capital Improvement	5/22 at 100.00	N/R	541,757
	Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23
700	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	713,790
	Bonds, Refunding Series 2013, 4.000%, 5/01/23

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 105	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue	No Opt. Call	BBB–	$ 107,022
	Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
620	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of	No Opt. Call	N/R	624,080
	Development 3, Refunding Series 2017, 3.500%, 5/01/22
73,625	Total Florida			73,648,765
	Georgia – 0.2% (0.2% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,	1/28 at 100.00	N/R	493,955
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29
1,105	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A,	6/27 at 100.00	AAA	1,153,697
	4.000%, 12/01/48
1,755	Total Georgia			1,647,652
	Guam – 2.9% (2.3% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,093,039
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,462,646
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
395	6.250%, 10/01/34 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	436,590
605	6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	655,645
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,197,889
	Refunding Series 2014A, 5.000%, 7/01/29
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A–	1,458,789
2,500	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A– (4)	2,699,700
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,907,525
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,465,800
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,096,260
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	217,932
18,470	Total Guam			20,691,815
	Hawaii – 1.2% (0.9% of Total Investments)
6,125	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/27 at 100.00	N/R	6,848,852
	University, Series 2018, 6.000%, 7/01/28, 144A
55	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BBB	55,522
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	12/21 at 100.00	Ba3	1,556,123
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (AMT)
7,730	Total Hawaii			8,460,497
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	2,914,889
	Refunding Series 2016, 5.000%, 9/01/30
	Illinois – 16.1% (12.7% of Total Investments)
2,730	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	No Opt. Call	N/R	2,756,918
	4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	6,077,950
	Series 2016, 5.750%, 4/01/34
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	512,398
	Series 2017, 5.000%, 4/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	BB	$ 752,407
	Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB	521,498
555	5.250%, 12/01/39	12/24 at 100.00	BB	613,380
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/22 at 100.00	BB	3,535,275
	Refunding Series 2012B, 5.000%, 12/01/33
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,560,902
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,270,944
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	1,191,870
	Refunding Series 2017G, 5.000%, 12/01/34
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	AA	1,240,460
	Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	No Opt. Call	BB	2,300,041
	Refunding Series 2018C, 5.000%, 12/01/23
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	1,236,300
	Series 2016A, 7.000%, 12/01/26
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,458,828
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,358,805
1,962	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	12/21 at 100.00	N/R	1,962,371
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
718	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	12/21 at 100.00	N/R	557,432
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	BBB+	2,031,649
	FGIC Insured
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C,	No Opt. Call	BBB+	188,611
	0.000%, 1/01/29
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	12/21 at 100.00	BBB+	3,241,781
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,689,702
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	926,534
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,693,860
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	603,395
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,947,237
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	2,490,680
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	21.636%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	A+	1,220,770
3,040	21.636%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	A+	3,709,469
435	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond	No Opt. Call	AA+	513,004
	Trust 2016-XF2339, 21.997%, 9/01/22, 144A (IF) (5)
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding
	Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,600,980
1,475	3.000%, 9/01/31	9/26 at 100.00	A–	1,572,114
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,210	5.000%, 5/15/22 (ETM)	No Opt. Call	A1 (4)	1,235,858
1,575	5.000%, 5/15/24 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,608,658

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds,	8/27 at 100.00	Baa3	$ 894,272
	CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project,
	Series 2017A, 5.000%, 2/15/37
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	2,741,200
	5.000%, 6/15/27 – AGM Insured
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%,	No Opt. Call	BB+	963,430
	6/15/25 – AMBAC Insured
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB	1,079,089
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,235,444
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,043,150
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,780,650
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	6,262,423
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	3,523,665
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	5,324,707
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,804,740
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,312,440
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 18.020%,	No Opt. Call	AA	2,624,940
	8/01/23 – AGM Insured, 144A (IF) (5)
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation	6/26 at 100.00	AA	3,995,673
	September Series 2016C, 4.000%, 6/15/30 – BAM Insured
2,275	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	2,332,535
	Bonds, Refunding Series 2012B, 5.000%, 12/15/28
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	BBB+	1,195,970
	Bonds, Series 2017B, 5.000%, 12/15/26
2,250	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding	4/25 at 100.00	BBB	2,386,327
	Series 2018B, 4.125%, 10/01/46
	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB	1,244,804
200	5.000%, 10/01/26	4/25 at 100.00	BBB	225,378
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US	8/22 at 100.00	B	444,866
	Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
2,500	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project,	3/25 at 100.00	AA	2,782,175
	Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured
102,170	Total Illinois			113,379,959
	Indiana – 1.6% (1.2% of Total Investments)
145	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	159,448
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%,
	6/01/32, 144A
3,635	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	3,713,843
	School Project, Series 2013A, 6.000%, 3/01/33
85	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory	12/27 at 103.00	N/R	94,602
	Inc. Project, Series 2021A, 5.000%, 12/01/30
475	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	516,515
	Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A
1,420	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	8/22 at 100.00	B	1,452,206
	Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital	No Opt. Call	Baa3	1,438,357
	Project, Series 2016A, 5.500%, 4/01/24

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 115	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	No Opt. Call	N/R	$ 121,932
	2013, 5.875%, 1/01/24 (AMT)
3,000	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North	No Opt. Call	A2	3,578,850
	America Inc. Project, Refunding Series 2019A, 5.000%, 12/01/44 (AMT) (Mandatory Put 6/05/26)
10,170	Total Indiana			11,075,753
	Iowa – 1.7% (1.3% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	BBB–	1,963,423
	Project, Series 2012, 4.750%, 8/01/42
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	3,232,860
	Company Project, Series 2013, 5.250%, 12/01/25
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	4,953,525
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
8,375	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	1,565,706
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
17,940	Total Iowa			11,715,514
	Kansas – 1.3% (1.0% of Total Investments)
	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health
	System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056:
310	17.900%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	336,068
2,000	22.500%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,208,540
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood	12/25 at 100.00	A3	232,142
	Facility, Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement	12/22 at 100.00	N/R	1,000,000
	District No. 1 Project, Series 2012B, 0.000%, 12/15/34 (7)
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at	12/22 at 100.00	N/R	5,008,080
	Lionsgate Project, Series 2012, 5.250%, 12/15/29
12,510	Total Kansas			8,784,830
	Kentucky – 1.0% (0.8% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a
	King’s Daughters Medical Center Project, Refunding Series 2019:
920	5.000%, 2/01/31	2/30 at 100.00	BBB+	1,148,105
125	4.000%, 2/01/33	2/30 at 100.00	BBB+	144,277
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa2	3,565,050
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa2	1,558,157
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	769,529
	Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33
6,045	Total Kentucky			7,185,118
	Louisiana – 1.7% (1.4% of Total Investments)
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/27 at 100.00	BBB	3,623,004
	Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
1,500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	1,730,100
	Project, Series 2020A, 4.000%, 5/15/49
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	No Opt. Call	Baa1	3,132,946
	Refunding Series 2017, 0.000%, 10/01/31 (6)
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	No Opt. Call	A2	1,027,280
	2013A, 5.000%, 7/01/22

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2017B:
$ 500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A2	$ 591,840
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A2	949,448
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation	No Opt. Call	BBB–	733,234
	Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood	11/24 at 100.00	N/R	310,912
	Project, Refunding Series 2015, 5.250%, 11/15/29
10,945	Total Louisiana			12,098,764
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine	12/26 at 100.00	N/R	123,602
	LLC Project, Green Series 2017, 5.375%, 12/15/33 (AMT), 144A (7), (8)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	No Opt. Call	BBB (4)	359,734
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22 (ETM)
850	Total Maine			483,336
	Maryland – 0.8% (0.6% of Total Investments)
1,000	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two	7/24 at 100.00	N/R	1,062,610
	Rivers Projects, Series 2014, 5.250%, 7/01/44
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	CCC	374,518
1,000	5.000%, 9/01/33	9/27 at 100.00	CCC	1,074,720
2,000	5.000%, 9/01/34	9/27 at 100.00	CCC	2,146,480
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	12/21 at 100.00	BB–	783,695
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
5,125	Total Maryland			5,442,023
	Massachusetts – 0.3% (0.2% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	No Opt. Call	BBB	1,186,540
	Series 2016E, 5.000%, 7/01/26
660	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/22 at 100.00	AA	675,477
	Series 2013, 5.250%, 7/01/29 (AMT)
1,660	Total Massachusetts			1,862,017
	Michigan – 3.4% (2.7% of Total Investments)
635	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	662,044
	Medical Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,572,950
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,601,800
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,601,800
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,171,087
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	2,240,720
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,240,720
21,580	Total Michigan			24,091,121
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of
	Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	269,095
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	257,955
510	Total Minnesota			527,050

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Mississippi – 0.5% (0.4% of Total Investments)
$ 1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development	12/21 at 100.00	BBB–	$ 1,845,221
	Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.333%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA– (4)	815,688
500	22.333%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA– (4)	509,805
3,145	Total Mississippi			3,170,714
	Missouri – 1.3% (1.0% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	No Opt. Call	BBB–	1,667,970
	2016, 5.000%, 8/01/24
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson	11/25 at 100.00	N/R	1,168,335
	Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27
2,050	Poplar Bluff Regional Transportation Development District, Missouri, Transportation	12/22 at 100.00	BBB	2,095,551
	Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36
670	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	685,678
	Improvement Series 2014A, 5.000%, 5/01/24
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	411,372
800	5.000%, 11/15/25	No Opt. Call	N/R	904,104
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation	4/27 at 100.00	A	1,899,135
	Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project, Series 2018A,
	5.000%, 4/01/38
8,140	Total Missouri			8,832,145
	Nebraska – 0.6% (0.5% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A2	2,000,000
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	1,495,286
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna	5/24 at 100.00	A–	699,599
	Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,194,885
	Nevada – 0.7% (0.5% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,
	Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A–	385,738
495	5.000%, 9/01/31	9/27 at 100.00	A–	592,594
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	9/22 at 100.00	A– (4)	1,686,121
	Refunding Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)
150	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13	No Opt. Call	N/R	151,336
	Cornerstone, Refunding Series 2013, 5.000%, 3/01/22
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series	6/26 at 100.00	BBB+	1,692,763
	2016, 5.000%, 6/15/31
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65	12/27 at 100.00	N/R	182,594
	Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A
4,220	Total Nevada			4,691,146
	New Jersey – 11.3% (8.9% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/24 at 100.00	BBB+	3,260,610
	Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	6/22 at 100.00	BBB	921,717
	2012, 5.000%, 6/15/25

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	Baa1	$ 2,976,150
	Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project,	12/28 at 100.00	Baa1	2,303,606
	Series 2017B, 5.000%, 6/15/35
1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project	11/29 at 100.00	Baa1	1,609,258
	Revenue Bonds, Series 2020A, 4.000%, 11/01/37
2,705	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,	7/27 at 100.00	Baa3	2,857,697
	Refunding Series 2017A, 3.375%, 7/01/30
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	Baa1	2,556,451
	2017DDD, 5.000%, 6/15/42
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender	3/23 at 100.00	Baa1	1,270,584
	Option Bond Trust Series 2018-XG0168, 4.822%, 9/01/27, 144A (IF) (5)
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing	6/24 at 100.00	Baa1	1,738,273
	Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	Baa1	1,539,778
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.337%, 9/01/25, 144A (IF) (5)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,595	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	1,656,631
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	7,833,351
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	Ba3	2,652,880
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/24 at 100.00	Baa1	5,389,400
	Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	12/21 at 100.00	BB+	7,022,820
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton	7/26 at 100.00	AA	1,429,800
	HealthCare System, Series 2016A, 5.000%, 7/01/30
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	Baa1	1,344,428
	Series 2006C, 0.000%, 12/15/31 – FGIC Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	9,800,250
	2009A, 0.000%, 12/15/39 (UB) (5)
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	Baa1	1,135,900
	2009C, 5.250%, 6/15/32
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	2,786,400
	2019AA, 5.000%, 6/15/31
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
41	22.257%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	46,795
459	22.257%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R (4)	523,880
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding
	Series 2016S:
915	5.000%, 1/01/34	1/26 at 100.00	Baa1	1,045,159
1,505	5.000%, 1/01/35	1/26 at 100.00	Baa1	1,720,516
1,000	5.000%, 1/01/39	1/26 at 100.00	Baa1	1,138,500
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate	1/28 at 100.00	Baa1	1,988,200
	Series 2017B, 5.000%, 1/01/42 (AMT)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,735,595
1,920	5.000%, 6/01/30	6/28 at 100.00	A	2,359,872
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	5,833,300
	Bonds, Series 2018B, 5.000%, 6/01/46
78,235	Total New Jersey			79,477,801

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico – 0.3% (0.2% of Total Investments)
$ 2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement	5/22 at 100.00	BB+	$ 2,024,780
	Residences Project, Series 2012, 5.000%, 5/15/32
	New York – 12.8% (10.0% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School	No Opt. Call	BBB–	595,257
	for Excellence, Series 2013A, 4.000%, 4/01/23
780	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds,	No Opt. Call	N/R	830,684
	Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25 (AMT), 144A
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	21,353
820	5.000%, 5/01/23	No Opt. Call	BBB–	871,225
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	26,654
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	1,029,922
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture	No Opt. Call	Aa3	12,236,500
	Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (5)
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds,	11/27 at 100.00	BB	841,705
	Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond
	Anticipation Note Series 2019B-1:
1,500	5.000%, 5/15/22	No Opt. Call	N/R	1,531,935
10,000	5.000%, 5/15/22 (UB) (5)	No Opt. Call	N/R	10,212,900
1,555	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	1,609,254
	Anticipation Note Series 2019D-1, 5.000%, 9/01/22
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	821,800
	Anticipation Note Series 2020A-1, 5.000%, 2/01/23
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/31 at 100.00	A3	5,745,850
	Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	12/21 at 100.00	CCC+	1,029,450
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
2,900	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds,	No Opt. Call	BBB	3,162,566
	Series 2016A-1, 5.625%, 6/01/35
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,230,535
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
1,355	New York Transportation Development Corporation, New York, Facility Revenue Bonds,	10/31 at 100.00	BBB–	1,557,288
	Thruway Service Areas Project, Series 2021, 4.000%, 10/31/46 (AMT)
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	817,281
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	537,760
430	New York Transportation Development Corporation, New York, Special Facility Revenue	12/21 at 100.00	B	430,989
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series
	2016, 5.000%, 8/01/31 (AMT)
1,065	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B	1,274,411
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020,
	5.250%, 8/01/31 (AMT)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,451,440
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,422,180
2,315	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,785,431
1,680	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	2,018,134
935	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,117,372
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/30 at 100.00	Aa3	4,726,171
	Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (5)

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
$ 820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Caa1	$ 788,619
5,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	Caa1	4,762,650
3,820	5.000%, 1/01/35 (AMT)	1/26 at 100.00	Caa1	3,613,605
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Caa1	610,636
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	7,685,175
	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,000	5.000%, 6/01/24	No Opt. Call	B–	2,082,160
2,250	5.000%, 6/01/25	No Opt. Call	B–	2,368,507
81,795	Total New York			89,847,399
	North Carolina – 1.2% (0.9% of Total Investments)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	10/26 at 100.00	AA	902,790
	Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.271%,
	4/01/36, 144A (IF) (5)
6,225	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	Aa1	7,587,590
	Series 2019, 5.000%, 1/01/49
6,975	Total North Carolina			8,490,380
	North Dakota – 0.7% (0.6% of Total Investments)
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/31 at 100.00	AA	5,176,600
	Obligated Group, Series 2021, 3.000%, 12/01/46 – AGM Insured
	Ohio – 3.6% (2.9% of Total Investments)
7,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	7,681,621
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
5,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	6,458,681
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc. Project,	12/21 at 100.00	Ba3	3,252,150
	Series 1998, 5.375%, 9/15/27 (AMT)
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	641,978
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	5,238
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	6,038,160
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	21,331
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	324,531
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding	2/22 at 100.00	CCC+	131,027
	Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC	1/28 at 100.00	N/R	297,396
	Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	7,500
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)
730	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health	No Opt. Call	BB–	743,651
	System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
51,570	Total Ohio			25,603,264

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.1% (0.9% of Total Investments)
$ 975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	$ 1,183,016
	Project, Series 2018B, 5.000%, 8/15/38
6,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/25 at 100.00	B–	6,769,648
	Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)
7,025	Total Oklahoma			7,952,664
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	8/22 at 100.00	A–	1,029,600
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project,	12/21 at 100.00	N/R	731,102
	Series 1997, 5.650%, 12/01/27
1,730	Total Oregon			1,760,702
	Pennsylvania – 5.5% (4.3% of Total Investments)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corp., Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	B	889,459
725	5.125%, 5/01/30	No Opt. Call	B	877,765
530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg	12/21 at 100.00	N/R	477,000
	Mills Project, Series 2004, 5.600%, 7/01/23 (7)
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax	5/22 at 100.00	Baa3	3,751,993
	Revenue Bonds, Series 2012A, 5.000%, 5/01/32
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Ba3	1,195,410
	Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	525
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	500
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB–	1,542,510
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	N/R (4)	955,251
	Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
	(Pre-refunded 7/01/25)
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds,	1/25 at 100.00	N/R	1,078,900
	Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds,	7/22 at 100.00	BB+	1,623,471
	Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	2,256
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	2,282,403
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,817,800
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second	12/27 at 100.00	A3	4,266,885
	Series 2017, 5.000%, 12/01/35
10,980	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/27 at 100.00	BBB–	12,963,427
	Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB+	1,698,759
	5.000%, 11/15/32
36,310	Total Pennsylvania			38,424,314

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 6.0% (4.7% of Total Investments)
$ 3,750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	$ 4,589,437
	2020A, 5.000%, 7/01/35, 144A
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	CCC	3,092,010
	5.750%, 7/01/37
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	3,389,120
	6.371%, 7/01/27 – AMBAC Insured (12MTA reference rate + 1.120% spread) (9)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	3,214,280
8,470	0.000%, 7/01/33	7/28 at 86.06	N/R	6,342,505
449	4.500%, 7/01/34	7/25 at 100.00	N/R	491,210
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	301,340
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,301,753
4,500	5.000%, 7/01/58	7/28 at 100.00	N/R	5,166,225
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
1,791	4.329%, 7/01/40	7/28 at 100.00	N/R	2,010,398
2,500	4.329%, 7/01/40	7/28 at 100.00	N/R	2,806,250
10,030	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (7)	12/21 at 100.00	N/R	8,801,325
45,266	Total Puerto Rico			42,505,853
	Rhode Island – 0.4% (0.3% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and
	Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,459,752
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,608,945
2,900	Total Rhode Island			3,068,697
	South Carolina – 0.9% (0.7% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB+	1,585,590
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	22.301%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,829,220
1,010	22.279%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,231,453
1,255	22.301%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,530,447
5,215	Total South Carolina			6,176,710
	Tennessee – 2.3% (1.8% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds,	No Opt. Call	AA–	2,003,480
	Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/23 at 100.00	A+	2,024,939
	Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A (7)	11/24 at 100.00	N/R	1,298,375
525	6.000%, 5/01/34, 144A (7)	11/24 at 100.00	N/R	223,125
9,050	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51	6/28 at 100.68	A1	10,545,150
	(Mandatory Put 9/01/28)
16,565	Total Tennessee			16,095,069
	Texas – 3.9% (3.1% of Total Investments)
1,110	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds,	11/23 at 100.00	N/R	1,152,746
	Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A– (4)	2,317,300
	5.000%, 1/01/40 (Pre-refunded 7/01/25)
180	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	No Opt. Call	A–	184,356
	Public Schools, Series 2012, 3.750%, 8/15/22

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	$ 5,482,040
	3307, 23.701%, 12/01/30 – AMBAC Insured, 144A (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,030,780
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
855	5.000%, 6/01/22	No Opt. Call	Baa2	866,089
915	5.000%, 6/01/23	No Opt. Call	Baa2	949,505
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 49.42	Baa2	1,705,538
	0.000%, 11/15/36
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B	3,579,000
	Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	293,120
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (4)	1,105,300
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series, 5.000%, 4/01/34 (Pre-refunded 4/01/24)
1,250	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	7/23 at 103.00	N/R	1,239,313
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 2.875%, 1/01/41 (AMT), 144A
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA+	3,143,881
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 21.892%, 9/15/29,
	144A (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.753%, 8/15/22, 144A (IF) (5)	No Opt. Call	AA–	116,822
155	22.539%, 8/15/24 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA– (4)	216,332
200	22.753%, 8/15/26 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA– (4)	279,910
170	22.496%, 8/15/27 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA– (4)	237,136
1,425	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	1,533,827
	Series 2018A, 4.250%, 9/01/48
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District,	9/25 at 100.00	N/R	1,230,603
	Series 2015, 6.125%, 9/01/35
24,230	Total Texas			27,663,598
	Virgin Islands – 0.1% (0.1% of Total Investments)
840	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior	No Opt. Call	AA	881,840
	Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
	Virginia – 1.4% (1.1% of Total Investments)
1,410	Dulles Town Center Community Development Authority, Loudon County, Virginia Special	No Opt. Call	N/R	1,418,728
	Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 5.000%, 3/01/22
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,
	Inova Health System,Tender Option Bond Trust 2016-XG0080, Formerly Tender Option Bond Trust 3309:
1,800	22.456%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	1,992,276
400	17.479%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	432,824
120	22.456%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	132,763
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage	12/22 at 100.00	N/R (4)	1,047,250
	Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%,
	12/01/32 (Pre-refunded 12/01/22)
	Virginia Gateway Community Development Authority, Prince William County, Virginia,
	Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	698,100
115	4.500%, 3/01/29	3/22 at 100.00	N/R	115,218
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,510,057
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%,	12/27 at 100.00	AA+	2,765,550
	12/01/49
9,545	Total Virginia			10,112,766

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 2.5% (1.9% of Total Investments)
$ 2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB+	$ 2,317,964
	Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%,	4/26 at 100.00	Aa2	4,668,640
	10/01/32 (AMT) (UB) (5)
270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	12/21 at 100.00	N/R	271,048
	Series 2013, 5.750%, 4/01/43
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	7/24 at 100.00	BBB+	5,105,950
	Tender Option Bonds Trust 2015-XF1017, 3.689%, 1/01/35, 144A (IF) (5)
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	1,219,183
	2019A-2, 5.000%, 8/01/35
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
585	6.000%, 10/01/22 (ETM), 144A	No Opt. Call	N/R (4)	613,156
2,080	6.500%, 10/01/32 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (4)	2,187,640
1,000	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights	No Opt. Call	A–	1,069,050
	Project, Refunding 2013, 5.000%, 7/01/23
16,105	Total Washington			17,452,631
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series	7/27 at 100.00	AAA	611,275
	2017A, 5.000%, 7/01/30
	Wisconsin – 2.8% (2.2% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin -	7/22 at 100.00	BBB–	423,503
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
230	5.250%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	235,564
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,701,190
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American	No Opt. Call	N/R	3,413,491
	Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
870	5.000%, 12/01/27, 144A	No Opt. Call	N/R	889,427
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,082,810
345	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,	No Opt. Call	BBB–	384,865
	Series 2017A, 5.000%, 12/01/27
125	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	No Opt. Call	BB	126,651
	Sciences, Series 2012, 5.000%, 4/01/22
155	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding	No Opt. Call	BBB+	156,541
	Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste	5/26 at 100.00	A–	4,645,290
	Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,236,524
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
50	21.184%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA–	53,814
100	22.038%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA–	131,464
185	21.634%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA–	242,108
100	22.038%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA–	131,464

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
$ 5	5.250%, 12/15/23 (ETM)	No Opt. Call	AA (4)	$ 5,205
5	5.250%, 12/15/23	No Opt. Call	AA	5,359
5	5.250%, 12/15/27 (ETM)	No Opt. Call	AA (4)	5,984
10	5.250%, 12/15/27	No Opt. Call	AA	11,907
2,175	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	11/26 at 100.00	AA	2,350,914
	2017A, 4.000%, 11/01/47
2,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	11/28 at 100.00	AA	2,116,560
	2019A, 3.150%, 11/01/44
17,990	Total Wisconsin			19,350,635
$ 829,219	Total Municipal Bonds (cost $799,654,837)			847,483,129

Shares	Description (1)	Value
	COMMON STOCKS – 6.8% (5.3% of Total Investments)
	Electric Utilities – 6.8% (5.3% of Total Investments)
965,836	Energy Harbor Corp (10), (11), (12)	$ 47,808,882
	Total Common Stocks (cost $25,699,081)	47,808,882
	Total Long-Term Investments (cost $825,353,918)	895,292,011
	Floating Rate Obligations – (5.0)%	(35,372,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (24.9)% (13)	(174,949,320)
	Other Assets Less Liabilities – 2.5% (14)	17,661,133
	Net Assets Applicable to Common Shares – 100%	$ 702,631,824

Investments in Derivatives

Futures Contracts – Short

Variation
					Unrealized	Margin
	Number of	Expiration	Notional		Appreciation	Receivable/
Description	Contracts	Date	Amount	Value	(Depreciation)	(Payable)
U.S. Treasury Ultra Bond	(17)	3/22	$(3,314,497)	$(3,409,562)	$(95,065)	$(58,438)

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 19.5%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax ETM Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate,and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

See accompanying notes to financial statements.

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 124.1% (98.1% of Total Investments)
	Alabama – 2.0% (1.6% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation	9/22 at 100.00	AA (5)	$ 2,361,140
	Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 22.173%, 9/01/26 (Pre-refunded
	9/01/22), 144A (IF) (4)
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	1,340,370
	5.000%, 9/01/34
269	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	290,920
	Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A
3,269	Total Alabama			3,992,430
	Alaska – 0.3% (0.3% of Total Investments)
500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	No Opt. Call	A	648,930
	Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/30
	Arizona – 3.1% (2.4% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s
	Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	AA–	1,018,316
1,065	5.000%, 2/01/26	2/23 at 100.00	AA–	1,123,330
775	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien	7/31 at 100.00	AAA	1,016,304
	Series 2021A, 5.000%, 7/01/45
	Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021:
1,150	5.000%, 7/01/40	7/31 at 100.00	AA+	1,517,920
1,000	5.000%, 7/01/41	7/31 at 100.00	AA+	1,316,700
4,955	Total Arizona			5,992,570
	California – 10.8% (8.6% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior	10/23 at 100.00	AA	3,252,690
	Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured
55	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	63,953
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A1	616,525
	Health, Refunding Series 2017A, 5.000%, 11/15/36
2,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	2,590,502
	Series 2018A, 5.000%, 12/31/43 (AMT)
370	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	440,515
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	2,181,093
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/34
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater	7/27 at 100.00	AA+	4,122,427
	Revenue Bonds, Series 2017D, 5.250%, 7/01/42
305	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds,	No Opt. Call	A–	315,108
	Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	153,529
305	4.000%, 9/01/26	9/22 at 100.00	N/R	311,930
250	4.000%, 9/01/27	9/22 at 100.00	N/R	255,445

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds,
	Series 2021B:
$ 300	5.000%, 7/01/28	No Opt. Call	Aa2	$ 381,162
700	5.000%, 7/01/29	No Opt. Call	Aa2	909,713
1,770	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities	No Opt. Call	N/R	1,830,109
	District 2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series	No Opt. Call	A (5)	223,900
	2011A, 8.000%, 10/01/26 (ETM)
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue	7/27 at 100.00	A	1,816,485
	Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax	3/27 at 100.00	AA	1,691,984
	Measure K Series 2017, 5.000%, 3/01/32
18,225	Total California			21,157,070
	Colorado – 16.4% (12.9% of Total Investments)
3,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	3,882,619
	Series 2019A-2, 5.000%, 8/01/30
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2,	11/27 at 100.00	AA+	6,024,100
	5.000%, 11/15/47
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
100	22.333%, 3/01/25, 144A (IF) (4)	No Opt. Call	AA	172,384
300	22.333%, 3/01/26, 144A (IF) (4)	No Opt. Call	AA	574,809
430	22.282%, 3/01/27, 144A (IF) (4)	No Opt. Call	AA	899,508
725	22.333%, 3/01/28, 144A (IF) (4)	No Opt. Call	AA	1,635,665
200	22.333%, 3/01/29, 144A (IF) (4)	No Opt. Call	AA	481,734
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	12/26 at 100.00	Baa2	2,182,720
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	1,554,160
	Springs Utilities, Series 2008, 6.500%, 11/15/38
4,000	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project,	5/31 at 100.00	AA+	4,798,360
	Refunding Green Series 2021B, 4.000%, 11/01/40
	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2019B:
1,720	5.000%, 6/01/44 (Pre-refunded 6/01/29)	6/29 at 100.00	N/R (5)	2,208,171
2,280	5.000%, 6/01/44	6/29 at 100.00	N/R	2,848,381
4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue	6/26 at 100.00	Aa2	4,677,560
	Bonds, Refunding Series 2016A, 5.000%, 6/01/46
24,670	Total Colorado			31,940,171
	District of Columbia – 1.7% (1.3% of Total Investments)
1,900	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	A–	2,327,918
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	5.000%, 10/01/47
720	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series	7/31 at 100.00	AA	945,108
	2021A, 5.000%, 7/15/41
2,620	Total District of Columbia			3,273,026
	Florida – 5.7% (4.5% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	161,937
	Project, Series 2013A, 5.000%, 11/15/23
250	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	263,080
	Phase 1 Project, Series 2013A, 5.500%, 11/01/23
825	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020,	10/30 at 100.00	AA+	995,206
	4.000%, 10/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	$ 1,347,622
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (AMT)
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017,	10/27 at 100.00	A+	2,137,416
	5.000%, 10/01/33
310	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	12/21 at 100.00	Baa3	311,215
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
545	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/31	No Opt. Call	A+	729,090
685	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	709,201
	University, Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A,	No Opt. Call	BBB+	1,079,050
	5.000%, 10/01/23
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	611,325
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical	No Opt. Call	BBB+	1,457,218
	Center, Series 2013A, 5.000%, 11/01/22
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	611,123
	Electric Cooperatice, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment	No Opt. Call	BBB+	334,006
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A
380	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	387,486
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
9,870	Total Florida			11,134,975
	Georgia – 2.1% (1.6% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,046,720
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	1,204,940
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.500%, 2/15/42
1,465	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds,	1/28 at 100.00	A1	1,772,767
	Series 20188HH, 5.000%, 1/01/44
3,490	Total Georgia			4,024,427
	Hawaii – 1.9% (1.5% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond	1/28 at 100.00	Aa2	3,667,980
	Resolution, Senior Series 2018A, 5.000%, 7/01/37
	Illinois – 10.9% (8.6% of Total Investments)
670	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/33	11/30 at 100.00	A+	875,248
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	A+	2,938,075
	17.559%, 11/15/25, 144A (IF) (4)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series	8/25 at 100.00	A1	4,630,160
	2015A, 5.000%, 2/01/27
2,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	3,025,325
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,357,850
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College	11/26 at 100.00	AA	345,367
	District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding
	Series 2017A, 5.000%, 11/01/33 – AGM Insured
665	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BBB+	746,469
	Bonds, Refunding Series 2020A, 4.000%, 6/15/50
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	992,590
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 –
	AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015,	3/25 at 100.00	A	2,268,720
	5.000%, 3/01/33
18,625	Total Illinois			21,179,804

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 1.4% (1.1% of Total Investments)
$ 990	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	$ 1,011,473
	School Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series	No Opt. Call	AA+	1,716,750
	2015A, 5.000%, 2/01/25
2,490	Total Indiana			2,728,223
	Kentucky – 3.5% (2.7% of Total Investments)
1,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington	9/28 at 100.00	A2	1,212,580
	Center Corporation Project, Series 2018A, 5.000%, 9/01/43
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	1,009,628
1,400	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,569,512
3,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown	No Opt. Call	Baa2	2,960,040
	Crossing Project, Capital Appreciation First Tier Series 2013B, 0.000%, 7/01/23
6,325	Total Kentucky			6,751,760
	Louisiana – 0.9% (0.7% of Total Investments)
530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking	10/28 at 100.00	AA	655,165
	Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,046,590
1,530	Total Louisiana			1,701,755
	Maine – 2.8% (2.2% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (5)	1,074,320
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	528,038
565	5.000%, 7/01/48	7/28 at 100.00	A+	681,661
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	691,387
340	5.000%, 7/01/27	7/24 at 100.00	A+	377,845
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,054,925
4,810	Total Maine			5,408,176
	Maryland – 0.5% (0.4% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	CCC	660,042
	5.000%, 9/01/34
310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick	No Opt. Call	A–	317,555
	Memorial Hospital Issue, Series 2012A, 5.000%, 7/01/22
925	Total Maryland			977,597
	Massachusetts – 0.5% (0.4% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	82,229
420	5.000%, 7/01/29	7/22 at 100.00	BBB	430,286
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	513,935
1,000	Total Massachusetts			1,026,450
	Michigan – 7.6% (6.0% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender	No Opt. Call	Aa1	2,635,170
	Option Bond Trust 3308, 23.290%, 5/01/30 – AGM Insured, 144A (IF) (4)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	12/21 at 100.00	A+	5,020
	5.000%, 7/01/36 – FGIC Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%,	12/21 at 100.00	A+	5,020
	7/01/34 – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 370	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	$ 385,758
	Medical Center, Series 2013A, 5.000%, 7/01/23
2,325	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/30 at 100.00	AA	2,777,794
	Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/36
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	2,059,390
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,215,520
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/23 – AGM Insured
1,500	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB–	1,810,530
	Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/29 at 100.00	Aa2	1,921,305
	2019-I, 5.000%, 4/15/36
11,725	Total Michigan			14,815,507
	Minnesota – 1.2% (1.0% of Total Investments)
2,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	2,290,540
	Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/43
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint	No Opt. Call	BB	100,488
	Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 3.700%, 3/01/22
2,100	Total Minnesota			2,391,028
	Mississippi – 1.0% (0.8% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial
	Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.333%, 1/01/24 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA– (5)	815,688
1,000	22.333%, 1/01/25 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA– (5)	1,019,610
200	22.333%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA– (5)	203,922
2,000	Total Mississippi			2,039,220
	Missouri – 1.6% (1.3% of Total Investments)
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum	No Opt. Call	A	3,152,160
	Point Project, Refunding Series 2014A, 5.000%, 1/01/23
	Montana – 1.4% (1.1% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
985	5.000%, 7/01/28	No Opt. Call	BBB	1,193,712
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,534,058
2,255	Total Montana			2,727,770
	Nebraska – 1.6% (1.3% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	3,104,400
	5.000%, 9/01/32
	Nevada – 2.5% (1.9% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	A–	613,525
	Series 2017A, 5.000%, 9/01/47
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	1,223,150
	5.250%, 7/01/43
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,524,448
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,419,608
4,020	Total Nevada			4,780,731

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 3.8% (3.0% of Total Investments)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
$ 2,000	5.000%, 6/15/24	6/22 at 100.00	BBB	$ 2,048,780
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB	1,023,500
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
500	5.000%, 1/01/22 (AMT)	No Opt. Call	A2	501,925
500	5.000%, 7/01/22 (AMT)	No Opt. Call	A2	513,880
620	5.000%, 1/01/23 (AMT)	No Opt. Call	A2	651,732
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	Baa1	1,069,290
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.337%, 9/01/25, 144A (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	Ba3	1,037,530
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (AMT)
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	524,997
	Bonds, Series 2018B, 5.000%, 6/01/46
7,070	Total New Jersey			7,371,634
	New York – 9.6% (7.6% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	553,841
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
750	Buffalo Sewer Authority, New York, Sewer System Environmental Impact Revenue Bonds,	6/28 at 100.00	A+	851,655
	Green Series 2021, 4.000%, 6/15/51
500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/29 at 100.00	AA	643,355
	Program, Series 2021A, 5.000%, 10/01/32 – AGM Insured
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds	No Opt. Call	A2	647,263
	Series 2007, 5.500%, 10/01/37
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/27 at 100.00	A	4,321,426
	2017, 5.000%, 9/01/42
1,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	1,685,111
	Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A3	964,042
	Green Climate Certified Series 2020E, 5.000%, 11/15/30
880	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes	No Opt. Call	AA	1,062,283
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 5.000%, 1/01/27 –
	AGM Insured
710	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	906,102
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	No Opt. Call	A2	2,324,600
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/25
1,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	1,174,350
1,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	No Opt. Call	A	1,965,135
	Asset-Backed Bonds, Senior Series 2021A-2, 5.000%, 6/01/30
560	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	No Opt. Call	A1	657,221
	Tunnels, Series 2021A, 5.000%, 11/01/25
1,000	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Refunding	No Opt. Call	AA+	1,059,630
	Senior Lien Subseries 2021A-2, 2.000%, 5/15/45 (Mandatory Put 5/15/28)
15,515	Total New York			18,816,014
	North Dakota – 0.7% (0.6% of Total Investments)
1,250	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health	2/28 at 100.00	A–	1,431,587
	Obligated Group, Series 2018B, 4.250%, 2/15/43

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 2.3% (1.8% of Total Investments)
$ 620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	$ 701,425
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
2,165	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	2,485,875
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,750
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,310,321
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (AMT)
6,935	Total Ohio			4,501,371
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Baa3	313,262
	Project, Series 2018B, 5.250%, 8/15/43
	Oregon – 1.7% (1.4% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds,	No Opt. Call	A–	995,079
	Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22
2,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B, 5.000%,	1/27 at 100.00	A+	2,366,720
	7/01/36 (AMT)
2,965	Total Oregon			3,361,799
	Pennsylvania – 2.6% (2.0% of Total Investments)
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
500	4.000%, 5/01/22	No Opt. Call	BBB+	507,050
520	4.000%, 5/01/23	No Opt. Call	BBB+	544,419
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,015,656
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (AMT)
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A	1,169,630
	4.000%, 12/01/43
285	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/29 at 100.00	AA	340,892
	Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured
435	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc.,	No Opt. Call	A	435,000
	Series 2013, 5.000%, 12/01/21
4,440	Total Pennsylvania			5,012,647
	Puerto Rico – 1.6% (1.3% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
660	4.500%, 7/01/34	7/25 at 100.00	N/R	722,046
2,175	4.550%, 7/01/40	7/28 at 100.00	N/R	2,470,648
2,835	Total Puerto Rico			3,192,694
	South Carolina – 2.6% (2.1% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding	No Opt. Call	A–	1,104,950
	Series 2021A, 4.000%, 1/01/25
1,500	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding	No Opt. Call	A–	1,820,580
	Series 2021D, 4.000%, 1/01/31
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/24 at 100.00	A	2,213,240
	Series 2014B, 5.000%, 12/01/31
4,500	Total South Carolina			5,138,770

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 9.0% (7.1% of Total Investments)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,
	Ballad Health, Series 2018A:
$ 1,000	5.000%, 7/01/36	7/28 at 100.00	A	$ 1,216,270
1,605	5.000%, 7/01/37	7/28 at 100.00	A	1,948,711
2,290	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital	10/28 at 100.00	A	2,808,341
	Project, Series 2018A, 5.000%, 4/01/35
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A+	1,507,896
2,170	5.000%, 1/01/26	1/23 at 100.00	A+	2,270,862
2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	5/31 at 100.00	A+	2,342,300
	Board, Tennessee, Revenue Bonds, Belmont University Project, Refunding & Improvement Series
	2021, 4.000%, 5/01/46
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	548,788
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	1,691,564
	5.625%, 9/01/26
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,490	5.000%, 2/01/24	No Opt. Call	A	1,630,775
1,365	5.000%, 2/01/25	No Opt. Call	A	1,547,446
15,210	Total Tennessee			17,512,953
	Texas – 5.4% (4.3% of Total Investments)
1,225	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2020, 5.000%, 2/15/45	2/29 at 100.00	Aa1	1,524,329
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	No Opt. Call	BBB+	501,840
	Series 2013, 5.000%, 1/01/22
1,070	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	1/30 at 100.00	BBB+	1,220,453
	Series 2020G, 4.000%, 1/01/45
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	2,030,780
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
1,660	5.000%, 11/15/23	No Opt. Call	Baa1	1,784,367
960	5.000%, 11/15/25	11/24 at 100.00	Baa1	1,064,957
1,005	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	Baa2	548,016
	0.000%, 11/15/33 – NPFG Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.753%, 8/15/22, 144A (IF) (4)	No Opt. Call	AA–	116,822
155	22.539%, 8/15/24 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA– (5)	216,332
200	22.753%, 8/15/26 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA– (5)	279,910
175	22.496%, 8/15/27 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA– (5)	244,111
915	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	1,055,617
	Senior Lien Series 2008D, 6.250%, 12/15/26
9,965	Total Texas			10,587,534
	Utah – 0.6% (0.5% of Total Investments)
435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A,	3/27 at 100.00	AA	520,786
	5.000%, 3/01/35
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C,	3/27 at 100.00	AA+	720,234
	5.000%, 3/01/34
1,035	Total Utah			1,241,020

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.1% (0.1% of Total Investments)
$ 100	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	No Opt. Call	AA	$ 102,367
	Series 2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 0.8% (0.6% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	AA	1,566,272
	First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
	Washington – 1.4% (1.2% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA–	783,909
210	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa1	249,211
	Bonds, Refunding Series2021B. Exchange Purchase, 4.000%, 7/01/34
1,550	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa3	1,774,456
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 4.000%, 7/01/43
2,460	Total Washington			2,807,576
	Wisconsin – 0.3% (0.2% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option
	Bond Trust 2015-XF0127:
50	21.184%, 4/01/22, 144A (IF) (4)	No Opt. Call	AA–	53,814
100	22.038%, 4/01/23, 144A (IF) (4)	No Opt. Call	AA–	131,464
185	21.634%, 4/01/24, 144A (IF) (4)	4/23 at 100.00	AA–	242,108
100	22.038%, 4/01/25, 144A (IF) (4)	4/23 at 100.00	AA–	131,464
435	Total Wisconsin			558,850
$ 210,714	Total Municipal Bonds (cost $225,411,379)			242,132,510

Shares	Description (1)			Value
	COMMON STOCKS – 2.5% (1.9% of Total Investments)
	Electric Utilities – 2.5% (1.9% of Total Investments)
97,015	Energy Harbor Corp (7), (8), (9)			$ 4,802,243
	Total Common Stocks (cost $2,765,568)			4,802,243
	Total Long-Term Investments (cost $228,176,947)			246,934,753
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (28.2)% (10)			(54,957,535)
	Other Assets Less Liabilities - 1.6%			3,146,402
	Net Assets Applicable to Common Shares - 100%			$ 195,123,620

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2021 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 22.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax ETM Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate,and is reduced by the expenses related to the TOB trust.

See accompanying notes to financial statements

Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

	NID	NIQ
Assets
Long-term investments, at value (cost $825,353,918 and $228,176,947, respectively)	$895,292,011	$246,934,753
Cash	4,512,759	317,442
Cash collateral at brokers for investments in futures contracts¹	115,004	—
Receivable for:
Interest	13,712,028	3,411,038
Investments sold	2,246,588	140,000
Other assets	64,535	481
Total assets	915,942,925	250,803,714
Liabilities
Floating rate obligations	35,372,000	—
Payable for:
Dividends	2,070,656	530,848
Interest	126,808	—
Variation margin on futures contracts	58,438	—
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs (liquidation preference
$175,000,000 and $55,000,000, respectively)	174,949,320	54,957,535
Accrued expenses:
Management fees	469,773	106,694
Trustees fees	70,830	2,561
Other	193,276	82,456
Total liabilities	213,311,101	55,680,094
Commitments and contingencies (as disclosed in Note 8)
Net Assets applicable to common shares	$702,631,824	$195,123,620
Common shares outstanding	46,916,667	13,097,144
Net asset value (“NAV”) per common share outstanding	$ 14.98	$ 14.90
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 469,167	$ 130,971
Paid-in surplus	670,163,728	186,819,344
Total distributable earnings	31,998,929	8,173,305
Net assets applicable to common shares	$702,631,824	$195,123,620
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended November 30, 2021 (Unaudited)

	NID	NIQ
Investment Income	$16,842,346	$3,937,947
Expenses
Management fees	2,867,191	654,146
Interest expense and amortization of offering costs	953,300	270,665
Custodian fees	46,927	17,681
Trustees fees	14,667	3,875
Professional fees	58,646	42,903
Shareholder reporting expenses	29,325	10,482
Shareholder servicing agent fees	8,860	8,849
Stock exchange listing fees	6,398	3,327
Investor relations expenses	10,008	2,908
Other	6,893	8,650
Total expenses	4,002,215	1,023,486
Net investment income (loss)	12,840,131	2,914,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,796,505)	462,018
Futures contracts	(212,063)	—
Change in net unrealized appreciation (depreciation) of:
Investments	16,948,328	(797,041)
Futures contracts	(87,194)	—
Net realized and unrealized gain (loss)	10,852,566	(335,023)
Net increase (decrease) in net assets applicable to common shares from operations	$23,692,697	$2,579,438

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NID		NIQ
	Six Months		Six Months
	Ended	Year	Ended	Year
	11/30/21	Ended	11/30/21	Ended
	(Unaudited)	5/31/21	(Unaudited)	5/31/21
Operations
Net investment income (loss)	$ 12,840,131	$ 26,274,823	$ 2,914,461	$ 6,520,513
Net realized gain (loss) from:
Investments	(5,796,505)	571,471	462,018	(446,308)
Futures contracts	(212,063)	524,221	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	16,948,328	48,753,532	(797,041)	7,862,600
Futures contracts	(87,194)	5,099	—	—
Net increase (decrease) in net assets applicable to common shares
from operations	23,692,697	76,129,146	2,579,438	13,936,805
Distributions to Common Shareholders
Dividends	(12,972,150)	(24,486,843)	(3,339,772)	(6,077,075)
Decrease in net assets applicable to common shares from distributions to
common shareholders	(12,972,150)	(24,486,843)	(3,339,772)	(6,077,075)
Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment
of distributions	104,545	—	—	—
Net increase (decrease) in net assets applicable to common shares from
capital share transactions	104,545	—	—	—
Net increase (decrease) in net assets applicable to common shares	10,825,092	51,642,303	(760,334)	7,859,730
Net assets applicable to common shares at the beginning of period	691,806,732	640,164,429	195,883,954	188,024,224
Net assets applicable to common shares at the end of period	$702,631,824	$691,806,732	$195,123,620	$195,883,954

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended November 30, 2021 (Unaudited)

	NID	NIQ
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$ 23,692,697	$ 2,579,438
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(44,991,628)	(21,167,551)
Proceeds from sales and maturities of investments	36,606,580	19,583,133
Taxes paid	(2,147)	—
Amortization (Accretion) of premiums and discounts, net	4,097,345	1,855,374
Amortization of deferred offering costs	19,120	13,492
(Increase) Decrease in:
Receivable for interest	52,628	42,230
Receivable for investments sold	(166,482)	365,000
Other assets	(9,247)	(481)
Increase (Decrease) in:
Payable for interest	(125,253)	—
Payable for investments purchased - when-issued/delayed-delivery settlement	—	(2,614,761)
Payable for variation margin on futures contracts	47,282	—
Accrued management fees	(12,902)	(4,249)
Accrued Trustees fees	4,370	(1,700)
Accrued other expenses	(44,853)	(21,819)
Net realized (gain) loss from:
Investments	5,796,505	(462,018)
Paydowns	13	—
Change in net unrealized appreciation (depreciation) of investments	(16,948,328)	797,041
Net cash provided by (used in) operating activities	8,015,700	963,129
Cash Flow from Financing Activities:
Proceeds from floating rate obligations	76,000	—
Cash distributions paid to common shareholders	(12,758,489)	(3,340,864)
Net cash provided by (used in) financing activities	(12,682,489)	(3,340,864)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(4,666,789)	(2,377,735)
Cash and cash collateral at brokers at the beginning of period	9,294,552	2,695,177
Cash and cash collateral at brokers at the end of period	$ 4,627,763	$ 317,442
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	$ 4,512,759	$ 317,442
Cash collateral at brokers for investments in futures contracts	115,004	—
Total cash and cash collateral at brokers	$ 4,627,763	$ 317,442
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs)	$ 1,059,130	$ 256,797
Non-cash financing activities not included herein consists of reinvestments of common share distributions	104,545	—

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share
	Beginning	Net	Net		From	From
	Common	Investment	Realized/		Net	Accumulated			Ending
	Share	Income	Unrealized		Investment	Net Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	NAV	Price
NID
Year Ended 5/31:
2022(d)	$14.75	$0.27	$ 0.24	$ 0.51	$(0.28)	$ —	$(0.28)	$14.98	$14.94
2021	13.65	0.58	1.04	1.62	(0.52)	—	(0.52)	14.75	14.44
2020	14.27	0.54	(0.65)	(0.11)	(0.51)	—	(0.51)	13.65	13.27
2019	13.61	0.54	0.63	1.17	(0.51)	—	(0.51)	14.27	13.38
2018	13.72	0.59	(0.08)	0.51	(0.62)	—	(0.62)	13.61	12.57
2017	14.19	0.63	(0.43)	0.20	(0.67)	—	(0.67)	13.72	13.39
NIQ
Year Ended 5/31:
2022(d)	14.96	0.22	(0.02)	0.20	(0.26)	—	(0.26)	14.90	14.76
2021	14.36	0.50	0.56	1.06	(0.46)	—	(0.46)	14.96	14.82
2020	14.30	0.41	0.03	0.44	(0.38)	—	(0.38)	14.36	13.89
2019	13.66	0.41	0.60	1.01	(0.37)	—	(0.37)	14.30	13.26
2018	13.95	0.45	(0.28)	0.17	(0.46)	—	(0.46)	13.66	12.52
2017	14.30	0.49	(0.33)	0.16	(0.51)	—	(0.51)	13.95	13.15

	AMTP Shares		VMTP Shares
	at the End of Period		at the End of Period
	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage
	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share
NID
Year Ended 5/31:
2022(d)	$175,000	$501,504	$ —	$ —
2021	175,000	495,318	—	—
2020	175,000	465,808	—	—
2019	175,000	482,502	—	—
2018	175,000	464,903	—	—
2017	—	—	175,000	467,902

NIQ
Year Ended 5/31:
2022(d)	55,000	454,770	—	—
2021	55,000	456,153	—	—
2020	55,000	441,862	—	—
2019	55,000	440,616	—	—
2018	55,000	425,356	—	—
2017	—	—	55,000	432,163

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)

3.46%	5.40%	$702,632	1.14%*	3.67%*	4%
12.09	13.01	691,807	1.19	4.06	13
(0.83)	2.97	640,164	1.51	3.83	17
8.80	10.80	669,379	1.59	3.95	13
3.75	(1.56)	638,580	1.48	4.35	19
1.49	2.84	643,828	1.32	4.61	19

1.31	1.31	195,124	1.04*	2.97*	8
7.50	10.16	195,884	1.05	3.38	8
3.11	7.70	188,024	1.43	2.86	13
7.54	9.06	187,339	1.55	2.96	20
1.21	(1.37)	178,946	1.41	3.24	10
1.20	1.06	182,690	1.28	3.55	8

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

NID		NIQ
Year Ended 5/31:		Year Ended 5/31:
2022(d)	0.27%*	2022(d)	0.28%*
2021	0.28	2021	0.28
2020	0.62	2020	0.64
2019	0.69	2019	0.74
2018	0.57	2018	0.61
2017	0.42	2017	0.47

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives), divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.

See accompanying notes to financial statements.

Notes to
Financial Statements (Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Intermediate Duration Municipal Term Fund (NID)

• Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NID and NIQ were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. NID and NIQ each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.

The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management's assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements (Unaudited) (continued)

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded fund listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NID	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$847,359,527	$123,602***	$847,483,129
Common Stocks	—	47,808,882**	—	47,808,882
Investments in Derivatives:
Futures Contracts****	(95,065)	—	—	(95,065)
Total	$(95,065)	$895,168,409	$123,602	$895,196,946
NIQ
Long-Term Investments:*
Municipal Bonds	$ —	$242,132,510	$ —	$242,132,510
Common Stocks	—	4,802,243**	—	4,802,243
Total	$ —	$246,934,753	$ —	$246,934,753

*	Refer to the Fund’s Portfolio of Investments for state and/or industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB

Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NID	NIQ
Floating rate obligations: self-deposited Inverse Floaters	$ 35,372,000	$ —
Floating rate obligations: externally-deposited Inverse Floaters	178,550,000	42,720,000
Total	$213,922,000	$42,720,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NID	NIQ
Average floating rate obligations outstanding	$35,331,189	$—
Average annual interest rate and fees	0.66%	—%

Notes to Financial Statements (Unaudited) (continued)

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NID	NIQ
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ 35,372,000	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	178,550,000	42,720,000
Total	$213,922,000	$42,720,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NID	NIQ
Purchases	$44,991,628	$21,167,551
Sales and maturities	36,606,580	19,583,133

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when issued/ delayed-delivery purchase commitments. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, NID invested in interest rate futures to manage the duration and yield curve exposure of its portfolio by shorting interest rate futures contracts.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NID
Average notional amount of futures contracts outstanding*	$3,263,286

* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
NID
Interest rate	Futures contracts	—	$ —	Payable for	$(95,065)
variation margin on
futures contracts*

* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Change in Net
		Net Realized	Unrealized Appreciation
Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Risk Exposure	Instrument	Futures Contracts	Futures Contracts
Interest rate	Futures contracts	$(212,063)	$(87,194)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NID		NIQ
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/21	5/31/21	11/30/21	5/31/21
Common shares:
Issued to shareholders due to reinvestments of distributions	7,007	—	—	—

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares

The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, details of each Fund’s AMTP Shares outstanding were as follows:

				Liquidation
				Preference,
		Shares	Liquidation	net of deferred
Fund	Series	Outstanding	Preference	offering cost
NID	2023	1,750	$175,000,000	$174,949,320
NIQ	2023	550	$55,000,000	$54,957,535

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of each Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and each Fund. From time-to-time the majority owner may propose to each Fund an adjustment to the dividend rate. Should the majority owner and the Funds fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Funds will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fail to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NID	360-day	2023	March 31, 2023*	August 31, 2018
NIQ	360-day	2023	June 30, 2023*	August 31, 2018

* Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NID	NIQ
Average liquidation preference of AMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	0.93%	0.93%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Preferred Share Transactions

The Funds did not have any transactions in preferred shares during the current or prior fiscal period.

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NID	NIQ
Tax cost of investments	$791,684,752	$228,126,044
Gross unrealized:
Appreciation	$ 78,067,861	$ 18,952,190
Depreciation	(9,927,557)	(143,481)
Net unrealized appreciation (depreciation) of investments	$ 68,140,304	$ 18,808,709

Notes to Financial Statements (Unaudited) (continued)

Permanent differences, primarily due to taxable market discount, treatment of notional principal contracts, federal taxes paid, paydowns and nondeductible offering costs, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2021, the Funds’ last tax year end.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds’ last tax year end, were as follows:

	NID	NIQ
Undistributed net tax-exempt income[1]	$6,417,061	$1,521,460
Undistributed net ordinary income[2]	200,036	—
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2021 and paid on June 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:

	NID	NIQ
Distributions from net tax-exempt income	$23,950,726	$5,977,263
Distributions from net ordinary income[2]	536,117	99,812
Distributions from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of May 31, 2021, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	NID	NIQ
Not subject to expiration:
Short-term	$19,523,432	$ 8,007,066
Long-term	15,309,427	3,625,210
Total	$34,832,859	$11,632,276

During the Funds’ last tax year ended May 31, 2021, NID utilized $1,274,276 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

	NID	NIQ
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of November 30, 2021, the complex-level fee for each Fund was 0.1534%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

9. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to

Notes to Financial Statements (Unaudited) (continued)

June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Intermediate Duration Municipal Term Fund (NID)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.

Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Mathew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

• Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

• Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

• Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

• Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

• Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

• Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

• Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

• Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Glossary of Terms Used in this Report (Unaudited) (continued)

• S&P Intermediate Duration Municipal Yield Index: A market value-weighted index that tracks both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• S&P Municipal Bond Intermediate Index: A market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturity dates between 3 and 14.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

• Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

• Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.

• Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Notes

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC member of FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-B-1121D 1972942-INV-B-01/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: February 4, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: February 4, 2022